Property, plant and equipment - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment
Borrowing costs capitalised	€ 68	€ 73	€ 93
Capital expenditure	4,950	4,407
Currency translation differences	3,688	(4,140)
Initial recognition and changes in estimates	195	955
Changes in the scope of consolidation	(252)
Write-off	352	305
Property, plant and equipment	56,299	53,943	62,192
Property, plant and equipment, pledged as security	24	24
Government grants	105	€ 103
Spanish Egyptian Gas Co SAE
Property, plant and equipment
Changes in the scope of consolidation	176
Mozambique Rovuma Venture SpA
Property, plant and equipment
Changes in the scope of consolidation	(1,318)
Property, plant and equipment subject to operating leases
Property, plant and equipment
Property, plant and equipment	€ 372
Minimum
Property, plant and equipment
Interest rate used for capitalizing finance expense	0.40%	1.30%
Maximum
Property, plant and equipment
Interest rate used for capitalizing finance expense	2.10%	2.20%
Accumulated impairment
Property, plant and equipment
Property, plant and equipment	€ (20,796)	€ (20,343)
Estimated costs for social projects
Property, plant and equipment
Initial recognition and changes in estimates	134
US Dollars
Property, plant and equipment
Currency translation differences	€ 3,603
Nigeria | OML 17 property
Property, plant and equipment
Percentage of interest divested	5.00%
Nigeria | Oil Prospecting License 245
Property, plant and equipment
Property, plant and equipment	€ 1,176
Unproved mineral interest
Property, plant and equipment
Capital expenditure	9	57
Currency translation differences	153	(170)
Property, plant and equipment	1,819	1,763	2,162
Unproved mineral interest | Nigeria | Oil Prospecting License 245
Property, plant and equipment
Property, plant and equipment	€ 867
Unproved mineral interest | Nigeria | Oil Prospecting License 245 | International oil company
Property, plant and equipment
Proportion of ownership interest in joint operation	50.00%
Unproved mineral interest | Nigeria | Oil Prospecting License 245 | Nigeria Government
Property, plant and equipment
Proportion of ownership interest in joint operation	50.00%
E&P wells, plant and machinery
Property, plant and equipment
Capital expenditure	€ 8	6
Currency translation differences	2,956	(3,325)
Initial recognition and changes in estimates	200	870
Property, plant and equipment	42,342	39,648	46,492
E&P wells, plant and machinery | Indonesia, Egypt, Kazakhstan, United States, Angola, Italy, Iraq and Mexico
Property, plant and equipment
Transfers	3,556
E&P exploration assets and appraisal
Property, plant and equipment
Capital expenditure	380	265
Currency translation differences	106	(119)
Initial recognition and changes in estimates	(9)	(9)
Changes in the scope of consolidation	(199)
Write-off	331	296
Property, plant and equipment	1,244	1,341	1,563
E&P exploration assets and appraisal | Gabon, Montenegro, Myanmar, Bahrain, Egypt and Angola
Property, plant and equipment
Write-off	331
Suspended exploration wells pending final determination
Property, plant and equipment
Currency translation differences	100	(112)	21
Changes in the scope of consolidation	(199)
Property, plant and equipment	1,101	1,268	1,246	€ 1,101
Exploration wells in progress
Property, plant and equipment
Property, plant and equipment	136
Exploration & Production
Property, plant and equipment
Borrowing costs capitalised	54	51
Capital expenditure	3,843	3,444
Plenitude & Power
Property, plant and equipment
Changes in the scope of consolidation	658
Plenitude & Power | Italy
Property, plant and equipment
Changes in the scope of consolidation	423
fields including commercial discoveries that proceeds to sanctioning | Suspended exploration wells pending final determination
Property, plant and equipment
Property, plant and equipment	€ 359	€ 480	€ 505